Option Activity - Baidu, Inc. (Detail) (Parent Company, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Parent Company
Share Option Roll Forward - Number of shares
Outstanding, December 31, 2013	232,572
Granted	19,477
Exercised	(30,819)
Forfeited/Cancelled	(22,838)
Outstanding, December 31, 2014	198,392	232,572
Vested and expected to vest at December 31, 2014	171,597
Exercisable at December 31, 2014	66,993
Share Option Roll Forward - Weighted-Average Exercise Price
Outstanding, December 31, 2013	$ 1,042.90
Granted	$ 1,916.10
Exercised	$ 942.10
Forfeited/Cancelled	$ 1,071.40
Outstanding, December 31, 2014	$ 1,141.00	$ 1,042.90
Vested and expected to vest at December 31, 2014	$ 1,139.30
Exercisable at December 31, 2014	$ 1,003.30
Share Option Roll Forward - Weighted-Average Remaining Contractual Life (in years)
Outstanding	7 years 9 months 29 days	8 years 7 months 13 days
Vested and expected to vest at December 31, 2014	7 years 9 months 18 days
Exercisable at December 31, 2014	7 years 1 month 21 days
Share Option Roll Forward - Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2013	$ 171,156
Outstanding, December 31, 2014	225,915	171,156
Vested and expected to vest at December 31, 2014	195,684
Exercisable at December 31, 2014	$ 85,509